Non-Current Assets - Intangibles - Disclosure of Non-Current Assets - Intangibles (Detail) - AUD ($)	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Disclosure of detailed information about intangible assets [line items]
Net book amount	$ 15,194,807	$ 16,946,725
Exchange difference	(481,492)	178,458
Amortization charge	(1,866,067)	(1,930,376)
Closing net book amount	12,847,248	15,194,807
Cost or Fair Value [member]
Disclosure of detailed information about intangible assets [line items]
Net book amount	27,756,235	27,506,176
Closing net book amount	26,905,735	27,756,235
Accumulated depreciation and amortisation [member]
Disclosure of detailed information about intangible assets [line items]
Net book amount	(12,561,428)	(10,559,451)
Closing net book amount	(14,058,487)	(12,561,428)
Patents 1 [member] | Cost or Fair Value [member]
Disclosure of detailed information about intangible assets [line items]
Net book amount	1,915,671	1,915,671
Closing net book amount	1,915,671	1,915,671
Patents 1 [member] | Accumulated depreciation and amortisation [member]
Disclosure of detailed information about intangible assets [line items]
Net book amount	(1,915,671)	(1,915,671)
Closing net book amount	(1,915,671)	(1,915,671)
Intellectual Property Assets [member]
Disclosure of detailed information about intangible assets [line items]
Net book amount	15,084,845	16,836,763
Exchange difference	(481,492)	178,458
Amortization charge	(1,866,067)	(1,930,376)
Closing net book amount	12,737,286	15,084,845
Intellectual Property Assets [member] | Cost or Fair Value [member]
Disclosure of detailed information about intangible assets [line items]
Net book amount	25,730,602	25,480,543
Closing net book amount	24,880,102	25,730,602
Intellectual Property Assets [member] | Accumulated depreciation and amortisation [member]
Disclosure of detailed information about intangible assets [line items]
Net book amount	(10,645,757)	(8,643,780)
Closing net book amount	(12,142,816)	(10,645,757)
Goodwill [member]
Disclosure of detailed information about intangible assets [line items]
Net book amount	109,962	109,962
Closing net book amount	109,962	109,962
Goodwill [member] | Cost or Fair Value [member]
Disclosure of detailed information about intangible assets [line items]
Net book amount	109,962	109,962
Closing net book amount	$ 109,962	$ 109,962